SCHEDULE OF FAIR ASSUMPTIONS OF AWARDS GRANTED (Details) - $ / shares			12 Months Ended
	Aug. 21, 2024	Jul. 29, 2023	Dec. 31, 2023	Feb. 25, 2025
Loss Contingencies [Line Items]
Expected Volatility, Minimum	26.65%	26.65%
Expected Volatility, Maximum	42.32%	42.32%
Expected Dividend Yield	0.00%	0.00%
Exercise Price
Stock price at grant date	6.22	6.22		$ 1.49
Weighted Average Fair Value	$ 5.75	$ 5.75
Minimum [Member]
Loss Contingencies [Line Items]
Expected Time to Liquidity	10 days	10 days
Maximum [Member]
Loss Contingencies [Line Items]
Expected Time to Liquidity	2 years 10 days	2 years 10 days
Seamless Group Inc [Member]
Loss Contingencies [Line Items]
Expected Volatility, Minimum		39.84%	39.84%
Expected Volatility, Maximum		43.74%	43.74%
Expected Dividend Yield		0.00%	0.00%
Exercise Price
Stock price at grant date		6.55	6.55
Weighted Average Fair Value		$ 5.73	$ 5.73
Seamless Group Inc [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Expected Time to Liquidity		11 months 1 day	11 months 1 day
Seamless Group Inc [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Expected Time to Liquidity		2 years 11 months 1 day	2 years 11 months 1 day